11 Greenway Plaza, Suite 1000
Houston, TX 77046

invesco.com
March 2, 2022
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re: AIM Equity Funds (Invesco Equity Funds)
CIK 00000105377
1933 Act Registration No. 002-25469
1940 Act Registration No. 811-01424
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Equity Funds (Invesco Equity Funds) (the “Fund”) that the Prospectuses and Statement of Additional Information relating to the Class A, Class C, Class P, Class R, Class S, Class Y, Investor Class, Class R5 and Class R6 shares, as applicable, of:
Invesco Charter Fund, Invesco Diversified Dividend Fund, Invesco Main Street All Cap Fund®, Invesco Main Street Fund®, Invesco Rising Dividends Fund and Invesco Summit Fund
that would have been filed under Rule 497(c) under the 1933 Act do not differ from the documents in Post-Effective Amendment No. 142 to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 25, 2022.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (212) 652-4402 or Monique.McClure@invesco.com.
Very truly yours,
/s/ Monique McClure
Monique McClure Attorney